G. Stock-Based Compensation (Details 3)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Notes to Financial Statements
Dividend yield	0.00%	0.00%
Expected volatility	146.00%
Expected volatility (Minimum)		89.00%
Expected volatility (Maximum)		179.00%
Risk-free interest rate	0.90%
Risk-free interest rate (Minimum)		1.10%
Risk-free interest rate (Maximum)		3.70%
Expected term	5 years 2 months 4 days	8 years 4 months 8 days